Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

15. Intangible assets

EURm	Goodwill	Other	Total
Acquisition cost as of January 1, 2017	6 632	9 382	16 014
Translation differences	(497)	(521)	(1 018)
Additions	–	40	40
Acquisitions through business combinations	162	169	331
Disposals and retirements	–	(73)	(73)
Acquisition cost as of December 31, 2017	6 297	8 997	15 294
Accumulated amortization and impairment charges as of January 1, 2017	(908)	(4 146)	(5 054)
Translation differences	–	131	131
Impairment charges	(141)	(33)	(174)
Disposals and retirements	–	72	72
Amortization	–	(1 050)	(1 050)
Accumulated amortization and impairment charges as of December 31, 2017	(1 049)	(5 026)	(6 075)
Net book value as of January 1, 2017	5 724	5 236	10 960
Net book value as of December 31, 2017	5 248	3 971	9 219
Acquisition cost as of January 1, 2018	6 297	8 997	15 294
Translation differences	172	175	347
Additions	–	277	277
Acquisitions through business combinations	32	–	32
Disposals and retirements(1)	(141)	(25)	(166)
Acquisition cost as of December 31, 2018	6 360	9 424	15 784
Accumulated amortization and impairment charges as of January 1, 2018	(1 049)	(5 026)	(6 075)
Translation differences	–	(80)	(80)
Impairment charges	–	(16)	(16)
Disposals and retirements(1)	141	15	156
Amortization	–	(964)	(964)
Accumulated amortization and impairment charges as of December 31, 2018	(908)	(6 071)	(6 979)
Net book value as of January 1, 2018	5 248	3 971	9 219
Net book value as of December 31, 2018	5 452	3 353	8 805
(1)	Includes goodwill with acquisition cost and accumulated impairment of EUR 141 million related to the Digital Health business disposal in 2018.

Net book value of other intangible assets by type of asset:

EURm	2018	2017
Customer relationships	2 063	2 306
Technologies	582	1 107
Tradenames and trademarks	191	233
Other	517	325
Total	3 353	3 971

The remaining amortization periods are approximately two to eight years for customer relationships, one to four years for developed technology, one to five years for tradenames and trademarks and one to ten years for other.